Variable Interest Entities ("VIE") - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary - USD ($)	1 Months Ended
	Jun. 30, 2021	May 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021
Golar Tundra facility | Long-term Debt
Variable Interest Entity [Line Items]
Debt instrument, face amount				$ 101,100,000
ICBCL Agreement
Variable Interest Entity [Line Items]
2021					$ 15,000,000
Lessee, operating lease, daily debt service	$ 54,000	$ 46,850
ICBCL Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2021			$ 4,310,000
2022			17,100,000
2023			4,451,000
2024			0
2025			0
2026+			0
ICBCL Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2021			4,968,000
2022			19,710,000
2023			19,710,000
2024			18,468,000
2025			0
2026+			0
ICBCL Agreement | Golar Snow
Variable Interest Entity [Line Items]
2021			4,310,000
2022			17,100,000
2023			3,608,000
2024			0
2025			0
2026+			0
ICBCL Agreement | Golar Ice
Variable Interest Entity [Line Items]
2021			4,968,000
2022			19,710,000
2023			19,710,000
2024			19,764,000
2025			162,000
2026+			0
CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2021			4,305,000
2022			7,075,000
2023			0
2024			0
2025			0
2026+			0
CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2021			3,382,000
2022			13,717,000
2023			13,754,000
2024			13,717,000
2025			13,717,000
2026+			0
COSCO Shipping Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2021			2,597,000
2022			10,379,000
2023			10,363,000
2024			10,356,000
2025			10,321,000
2026+			12,035,000
CSSC | Hilli
Variable Interest Entity [Line Items]
2021			26,445,000
2022			103,630,000
2023			100,019,000
2024			96,494,000
2025			92,796,000
2026+			195,574,000
AVIC Agreement | Golar Bear
Variable Interest Entity [Line Items]
2021			3,950,000
2022			15,459,000
2023			14,894,000
2024			14,339,000
2025			13,763,000
2026+			$ 15,919,000